Debt (Maturities of debt financings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
2021	$ 2,373,410
2022	4,802,146
2023	5,143,315
2024	4,265,320
2025	5,857,331
Thereafter	6,473,712
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	28,915,234
Amortization of debt issuance costs, debt discount, debt premium and lease premium	$ 57,200	$ 69,500	$ 64,200